Analysis of performance by segment - Performance measure (Details) £ in Millions	6 Months Ended
	Jun. 30, 2019 GBP (£) segment	Jun. 30, 2018 GBP (£)
Analysis of operating segments
Number of operating segments | segment	3
Unamortised interest-related realised gains and losses related to previously sold bonds	£ 580	£ 800
Equity-type securities
Financial investments	299,529
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities
Equity-type securities
Financial investments	£ 2,282	£ 1,622
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	5.20%	5.10%
Asia insurance operations | Non-linked shareholder-backed | Equity-type securities | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	17.60%	17.20%
Jackson (US insurance operations) | Non-separate account operations | Equity-type securities
Equity-type securities
Financial investments	£ 1,178	£ 1,187
Jackson (US insurance operations) | Non-separate account operations | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	6.00%	6.70%
Jackson (US insurance operations) | Non-separate account operations | Equity-type securities such as common and preferred stock and portfolio holdings in mutual funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	6.70%	7.00%
Jackson (US insurance operations) | Non-separate account operations | Other equity-type securities such as investments in limited partnerships and private equity funds | Minimum
Equity-type securities
Longer-term rates of return (as a percent)	8.00%	8.70%
Jackson (US insurance operations) | Non-separate account operations | Other equity-type securities such as investments in limited partnerships and private equity funds | Maximum
Equity-type securities
Longer-term rates of return (as a percent)	8.70%	9.00%